FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges barrel in Thousands, $ in Thousands	12 Months Ended
Dec. 30, 2018 USD ($) pound barrel
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ (10,677)
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	76,000
Financial assets, fair value	$ (2,837)
Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	147,680
Financial assets, fair value	$ (5,516)
Swap And Option Contract [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | barrel	0
Financial assets, fair value	$ (2,324)
Minimum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 years
Maximum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 years
Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ (11,158)
Accounts payable and accrued liabilities (1) | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(3,173)
Accounts payable and accrued liabilities (1) | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(5,516)
Accounts payable and accrued liabilities (1) | Swap And Option Contract [Member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(2,469)
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	481
Financial assets included in prepaid expenses, deposits and other current assets | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	336
Financial assets included in prepaid expenses, deposits and other current assets | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial assets included in prepaid expenses, deposits and other current assets | Swap And Option Contract [Member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 145